XXX

Redacted Loan Number	Loan Number	xx ID	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
EEB2587B-5A10-4FBB-9E65-414C121C71A8	xxx	XX	xxx	xxx	GA	11/2/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	7	5/xx/2014
A Chapter 7 bankruptcy (case xxx) was filed on 02/xx/2009 and discharged on 08/xx/2009 without reaffirrrnation and a Chapter 7 bankruptcy (case xxx) was filed on 05/xx/2014 and discharged on 09/xx/2014 without reaffirmation.
																				Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	Comments on 07/25/2016 indicate that an exterior valuation was completed on 07/22/2016 with an as is value of $252,000.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: A Chapter 7 bankruptcy (case XX) was filed on 02/XX/2009 and discharged on 08/XX/2009 without reaffirrrnation and a Chapter 7 bankruptcy (case XX) was filed on 05/XX/2014 and discharged on 09/XX/2014 without reaffirmation.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 07/25/2016 indicate that an exterior valuation was completed on 07/22/2016 with an as is value of $252,000.
12/8/2016
9C2DA71A-4327-4506-96EE-24ED52E3C1DB	xxx	XX	xxx	xxx	IL	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	7		Commentary dated 06/xx/2016 reflects multiple references an inactive Chapter 7 bankruptcy; case number and filing dates are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary dated 06/27/2016 reflects multiple references an inactive Chapter 7 bankruptcy; case number and filing dates are not disclosed in the commentary provided.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/8/2016
F68C8147-2521-4C96-9B8C-6C2DE28F0603	xxx	XX	xxx	xxx	IN	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	7		Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016
ECFD3CE1-5678-47E0-B12B-4D6F0D58F029	xxx	XX	xxx	xxx	OK	11/4/2016	11/10/2016	10/20/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	The 2015 property taxes were delinquent in the amount of $1,190.51; the borrower cured the delinquent taxes, proof of payment was received on 08/05/2016.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The 2015 property taxes were delinquent in the amount of $1,190.51; the borrower cured the delinquent taxes, proof of payment was received on 08/05/2016.
12/12/2016
785997E2-AF83-4CC1-BB8B-9FD0A7CE0636	xxx	XX	xxx	xxx	AZ	11/4/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	No property inspections have been conducted within the review period; however as per a conversation with the borrower on 07/18/2016, the borrower advised the subject property is owner occupied.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: No property inspections have been conducted within the review period; however as per a conversation with the borrower on 07/18/2016, the borrower advised the subject property is owner occupied.
12/12/2016
672A724D-63D4-42F5-A9AD-005639F6D143	xxx	XX	xxx	xxx	MI	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The first half of the 2016 property taxes were delinquent in the amount of $247.80; the delinquent taxes were force paid from escrow on 10/18/2016 with the second half of the 2016 property taxes for a total amount of $495.61 with a tax lien assessment fee of $29.58.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The first half of the 2016 property taxes were delinquent in the amount of $247.80; the delinquent taxes were force paid from escrow on 10/18/2016 with the second half of the 2016 property taxes for a total amount of $495.61 with a tax lien assessment fee of $29.58.
12/15/2016
D1A8D84C-FC35-4875-A089-B8546D2B12D2	xxx	XX	xxx	xxx	WI	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Notes dated 11/25/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Commentary dated 4/18/2016 indicates the borrower wanted to remove the lender placed escrow. The borrower indicated they needed assistance because of the payment increase but declined all treatment offers.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Notes dated 11/25/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Commentary dated 4/18/2016 indicates the borrower wanted to remove the lender placed escrow. The borrower indicated they needed assistance because of the payment increase but declined all treatment offers.
12/15/2016
628E42A3-02FD-4A9E-9FBB-94F6D703177B	xxx	XX	xxx	xxx	MO	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Notes dated 4/15/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Notes dated 1/22/2016 indicate the subject property is located in a FEMA disaster zone. There have been no damages reported to the property. A notice of cancellation was received from the hazard insurance company on 11/3/2016 and a reinstatement notice was received before the cancellation effective date.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Notes dated 4/15/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Notes dated 1/22/2016 indicate the subject property is located in a FEMA disaster zone. There have been no damages reported to the property. A notice of cancellation was received from the hazard insurance company on 11/3/2016 and a reinstatement notice was received before the cancellation effective date.
12/15/2016
303AFF98-A0CD-4474-BA14-09897A87F448	xxx	XX	xxx	xxx	OH	11/15/2016	11/10/2016	10/1/2016	Collections	Unemployed	Not Determined		Never	N/A	N/A	Previously	N/A		Notes dated 5/20/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Servicer comments dated 5/20/2016 indicate the borrower was interested in a deferment on the account. The borrower was advised that they would not qualify for an extension because the reason for default was unemployment. Advised the borrower of other hardship options such as repay.  A home affordable modification package was sent to the borrower on 5/26/2016; no response from the borrower. Demand letters were sent to the borrower on 8/2/2016 and 11/7/2016.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Notes dated 5/20/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Servicer comments dated 5/20/2016 indicate the borrower was interested in a deferment on the account. The borrower was advised that they would not qualify for an extension because the reason for default was unemployment. Advised the borrower of other hardship options such as repay.  A home affordable modification package was sent to the borrower on 5/26/2016; no response from the borrower. Demand letters were sent to the borrower on 8/2/2016 and 11/7/2016.
12/15/2016
52A6342D-20BC-4490-8C60-ED9F8162F0B0	xxx	XX	xxx	xxx	AZ	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Notes dated 8/31/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Notes dated 8/31/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016
2CB6A389-61B2-4350-B4C9-3E455421B29C	xxx	XX	xxx	xxx	OH	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	7	11/xx/2015	The borrower filed Chapter 7 bankruptcy case xxx on 11/xx/2015 which was discharged without reaffirmation on 3/xx/2016 and closed 3/xx/2016.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: The borrower filed Chapter 7 bankruptcy case #XX on 11/XX/2015 which was discharged without reaffirmation on 3/XX/2016 and closed 3/XX/2016.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/8/2016
713FA485-067C-4A31-8D1B-2C34C752E9DB	xxx	XX	xxx	xxx	WI	10/28/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Previously	7	5/xx/2012
The borrower previously filed for a chapter 13 bankruptcy (case number xxx) on 05/xx/2012 which converted to a chapter 7 on 12/xx/2015; the Motion for Relief was granted on 02/xx/2016 and Order of Discharge completed 03/xx/2016.
																				Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	The borrower advised the previous reason for default was curtailment of income. A property inspection dated 04/21/2016 reported the subject in good condition and occupied.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: The borrower previously filed for a chapter 13 bankruptcy (case number XX) on 05/XX/2012 which converted to a chapter 7 on 12/XX/2015; the Motion for Relief was granted on 02/XX/2016 and Order of Discharge completed 03/XX/2016.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The borrower advised the previous reason for default was curtailment of income.  A property inspection dated 04/21/2016 reported the subject in good condition and occupied.
12/8/2016
6A45D9A4-D091-4562-9FA6-B1A2FFAE32D1	xxx	XX	xxx	xxx	GA	11/8/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Previously	13	9/xx/2004	The borrower previously filed for a chapter 13 bankruptcy (case number xxx) on 09/xx/2004 that was discharged 02/xx/2009.	Previously	Forbearance	Declined
The account was previously approved for an extension which the borrower declined to accept on 12/XX/2015 and advised will bring loan current without assistance. Per the payment history, there is also evidence that the loan was previously modified due to HAMP incentives applied on 8/XX/2015 and 8/XX/2016. No further information on the modification was available in the servicing notes.
																									No	N/A	No	N/A	N/A
The borrower advised on 10/03/2016 their reason for default was curtailment of income and XX.  No property inspections were conducted during the review period. As per a conversation with the borrower on 09/02/2016, the borrower advised the subject property is owner occupied.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: The borrower previously filed for a chapter 13 bankruptcy (case number XX) on 09/XX/2004 that was discharged 02/XX/2009.
 LOSS MITIGATION: The account was previously approved for an extension which the borrower declined to accept on 12/XX/2015 and advised will bring loan current without assistance. Per the payment history, there is also evidence that the loan was previously modified due to HAMP incentives applied on 8/XX/2015 and 8/XX/2016. No further information on the modification was available in the servicing notes.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The borrower advised on 10/03/2016 their reason for default was curtailment of income and XX which was unresolved.  No property inspections were conducted during the review period. As per a conversation with the borrower on 09/02/2016, the borrower advised the subject property is owner occupied.
12/8/2016
62CEF4EA-C13D-4294-BCF1-1B5091900C9B	xxx	XX	xxx	xxx	MD	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	7	6/xx/2012	The borrower previously filed for Chapter 7 Bankruptcy on xxx as Case #xxx; the case was discharged on xxx. Commentary dated xxx indicates the account was not reaffirmed.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: The borrower previously filed for Chapter 7 Bankruptcy on 06/XX/2012 as Case #XX; the case was discharged on 11/XX/2012. Commentary dated 08/13/2016 indicates the account was not reaffirmed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/12/2016
6E81351E-B2DB-4AE2-8F61-F31761A22A03	xxx	XX	xxx	xxx	AZ	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		Per pay history HAMP incentives were applied in 12/2014 – 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 – 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/8/2016
7BD33A06-106D-4C3E-B80A-C5BFC165344E	xxx	XX	xxx	xxx	CA	11/6/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	5/XX/2013
Per servicer comments dated 6/12/2016, a modification was completed on xxx. A two-month extension was requested by the borrower on 6/XX/2016 due to a change of employment. Per servicer comments dated 7/8/2016, the two-month extension was declined due to one full contractual payment was not paid within the 30 days preceding the extension date. A home affordable modification package was sent to the borrower on 7/13/2016; no response from the borrower.
																									No	N/A	No	N/A	N/A
Delinquency notices were sent to the borrower on 1/19/2016, 3/21/2016, 5/19/2016, 6/20/2016 8/19/2016 and 9/19/2016. Commentary dated 06/30/2016 indicates the reason for default (RFD) was unemployment; the commentary provided does not disclose if the RFD has been resolved.  The last property inspection dated 6/30/2016 indicates the property is owner-occupied

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per servicer comments dated 6/12/2016, a modification was completed on 5/XX/2013. A two-month extension was requested by the borrower on 6/XX/2016 due to a change of employment. Per servicer comments dated 7/8/2016, the two-month extension was declined due to one full contractual payment was not paid within the 30 days preceding the extension date. A home affordable modification package was sent to the borrower on 7/13/2016; no response from the borrower.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Delinquency notices were sent to the borrower on 1/19/2016, 3/21/2016, 5/19/2016, 6/20/2016 8/19/2016 and 9/19/2016. Commentary dated 06/30/2016 indicates the reason for default (RFD) was unemployment; the commentary provided does not disclose if the RFD has been resolved.  The last property inspection dated 6/30/2016 indicates the property is owner-occupied
12/6/2016
110451DA-235A-4D2B-8365-12669756A73F	xxx	XX	xxx	xxx	SC	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		Per the pay history, HAMP incentives were applied in 01/2015 and 01/2016 indicating this loan was modified. No other information on the loan modification is available within the review period	No	N/A	No	N/A	N/A
On 01/19/2016 and 10/12/2016, extension offers to apply were sent to the borrower.  Comments on 02/05/2016 and 02/08/2016 indicate that HAMP packages were sent to the borrower; however, there is no evidence of the borrower responding to any of the offers. An exterior BPO was completed on 05/27/2016 with an as is value of $60,000.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 01/2015 and 01/2016 indicating this loan was modified. No other information on the loan modification is available within the review period
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: On 01/19/2016 and 10/12/2016, extension offers to apply were sent to the borrower.  Comments on 02/05/2016 and 02/08/2016 indicate that HAMP packages were sent to the borrower; however, there is no evidence of the borrower responding to any of the offers. An exterior BPO was completed on 05/27/2016 with an as is value of $60,000.
12/12/2016
798BE867-B15A-4C29-81EE-A6674FABBBCF	xxx	XX	xxx	xxx	TN	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		Per the pay history, HAMP incentives were applied in 04/2015 and 04/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A	No	N/A	N/A	An exterior BPO was completed on 05/26/2016 with an as is value of $169,900.00.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 04/2015 and 04/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: An exterior BPO was completed on 05/26/2016 with an as is value of $169,900.00.
12/12/2016
49C15E76-A059-439B-A44B-9877AA0A7B14	xxx	XX	xxx	xxx	VA	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	11		N/A	Previously	Loan Modification	Completed		The account was modified prior to the servicing review period; terms were not disclosed. Commentary dated 12/7/2015 indicates a step rate modification notice was sent to the borrower on xxx.	No	N/A	No	N/A	N/A
The account was previously delinquent; the reason for default was cited as unexpected expenses. The borrower cured the delinquency of the account. An exterior BPO was conducted on 03/17/2016 reflecting an as-is value of $134,000.00.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The account was modified prior to the servicing review period; terms were not disclosed.  Commentary dated 12/7/2015 indicates a step rate modification notice was sent to the borrower on 09/07/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as unexpected expenses. The borrower cured the delinquency of the account. An exterior BPO was conducted on 03/17/2016 reflecting an as-is value of $134,000.00.
12/12/2016
C00A6518-9EC7-45FE-9535-68BD5F9CDB5B	xxx	XX	xxx	xxx	IN	11/10/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	7/XX/2016	The account was previously granted an extension. The executed agreement was received from the borrower on xxx and was booked xxx.	No	N/A	No	N/A	N/A
The borrower cited the reason for default was unexpected expenses.  No property inspections were conducted during the review period. As per a conversation with the borrower on 08/29/2016, the borrower advised the subject property is owner occupied.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The account was previously granted an extension.  The executed agreement was received from the borrower on 07/XX/2016 and was booked 07/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The borrower cited the reason for default was unexpected expenses.  No property inspections were conducted during the review period. As per a conversation with the borrower on 08/29/2016, the borrower advised the subject property is owner occupied.
12/8/2016
7569CEF7-FF45-443C-9582-5B23806E458C	xxx	XX	xxx	xxx	IL	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	3/XX/2016	The borrower applied for a 2 month extension on 03/XX/2016 due to XX expenses. The 2 month extension agreement was approved on xxx effective for the xxx and xxx payments.	No	N/A	No	N/A	N/A	An exterior BPO was completed on 03/16/2016 valuing the property at $185,000; however there are no comments about the occupancy of the property.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The borrower applied for a 2 month extension on 03/XX/2016 due to XX expenses.  The 2 month extension agreement was approved on 03/XX/2016 effective for the 2/XX/2016 and 3/XX/2016 payments.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION:An exterior BPO was completed on 03/16/2016 valuing the property at $185,000; however there are no comments about the occupancy of the property.
12/8/2016
187CC83C-6981-4AD2-B4C0-D75EAC670578	xxx	XX	xxx	xxx	AR	11/18/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	1/XX/2016	The borrower applied for a two-month payment extension on 11/XX/2015 and was approved on xxx for the xxx and xxx payments with a next due date of 01/01/2016.	No	N/A	No	N/A	N/A	Home affordable modification packages were sent to the borrower on 12/17/2015, 3/23/2016, 5/26/2016 and 8/4/2016; no response from the borrower.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The borrower applied for a two-month payment extension on 11/XX/2015 and was approved on 12/XX/2015 for the 11/XX/2015 and 12/XX/2015 payments with a next due date of 01/01/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Home affordable modification packages were sent to the borrower on 12/17/2015, 3/23/2016, 5/26/2016 and 8/4/2016; no response from the borrower.
12/15/2016
2C351EB1-37A1-40D1-878B-1B21512BC0BB	xxx	XX	xxx	xxx	NC	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	4/XX/2015
The Pay History reflects a modification completed prior to the review period on 3/XX/2015 effective with the 4/XX/2015 payment. A HAMP Incentive Letter was mailed to the borrower on 12/11/2015. The servicing comments do not provide any further information during the review period.
																									No	N/A	No	N/A	N/A
The account was previously delinquent; as per a conversation with the borrower on 07/01/2016 the borrower advised the reason for default (RFD) was due to XX and additionally stated once the account is current, the borrower will maintain contractual obligation. The borrower cured the delinquency of the account. Commentary dated 10/11/2016 indicates the subject property located in a FEMA declared disaster area.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The Pay History reflects a modification completed prior to the review period on 3/XX/2015 effective with the 4/XX/2015 payment. A HAMP Incentive Letter was mailed to the borrower on 12/11/2015. The servicing comments do not provide any further information during the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account was previously delinquent; as per a conversation with the borrower on 07/01/2016 the borrower advised the reason for default (RFD) was due to XX and additionally stated once the account is current, the borrower will maintain contractual obligation. The borrower cured the delinquency of the account. Commentary dated 10/11/2016 indicates the subject property located in a FEMA declared disaster area.
12/12/2016
6742D596-0D02-4918-88E2-70B1395E6BB3	xxx	XX	xxx	xxx	FL	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Workout solicitation packages were mailed to the borrower throughout the servicing review period but the borrower stated they were not interested in hardship assistance. Per servicer comments dated 1/11/2016, the reason for default was unexpected expenses. No property inspections were conducted during the review period.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Workout solicitation packages were mailed to the borrower throughout the servicing review period but the borrower stated they were not interested in hardship assistance. Per servicer comments dated 1/11/2016, the reason for default was unexpected expenses. No property inspections were conducted during the review period.
12/6/2016
411DB71E-6C8E-4075-9073-D517B8D9CB3B	xxx	XX	xxx	xxx	OH	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/8/2016
50010073-C6CA-4EC0-8A7B-24AA5EED0BBB	xxx	XX	xxx	xxx	CA	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	An exterior BPO was completed on 7/22/2016 which reported an as-is value of $335,000.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: An exterior BPO was completed on 7/22/2016 which reported an as-is value of $335,000.
12/8/2016
DCA882C3-3C11-424F-B576-7FDACAF6711C	xxx	XX	xxx	xxx	WI	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	Per commentary dated 1/11/2016 a cancellation notice was received for the hazard insurance. There is no evidence since that time that the insurance policy has been reinstated.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Per commentary dated 1/11/2016 a cancellation notice was received for the hazard insurance. There is no evidence since that time that the insurance policy has been reinstated.
12/8/2016
8D12A1D7-A737-46F1-8DAA-AA28ED391D3E	xxx	XX	xxx	xxx	NC	11/10/2016	11/10/2016	10/25/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/8/2016
895F4CFB-3087-48EA-9DDC-1D5CB8820B97	xxx	XX	xxx	xxx	MI	10/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/8/2016
100A802A-89A4-4F1D-A626-40C328C3A1F6	xxx	XX	xxx	xxx	GA	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as overextension. The borrower cured the delinquency of the account.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as overextension. The borrower cured the delinquency of the account.
12/12/2016
7747FEEC-8CBF-4BDF-80AD-693F9B8F4C8F	xxx	XX	xxx	xxx	PA	11/21/2016	11/10/2016	10/1/2016	Collections	Not Determined	Occupied by Unknown		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	No	No	N/A	N/A
There was no contact established from the borrower during the review period.  The most recent skip tracing efforts were performed 11/08/2016; borrower’s primary home number was updated.  A property inspection dated 11/19/2016 reported the subject in good condition and occupied.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: There was no contact established from the borrower during the review period.  The most recent skip tracing efforts were performed 11/08/2016; borrower’s primary home number was updated.  A property inspection dated 11/19/2016 reported the subject in good condition and occupied.
12/15/2016
35B0B085-AA80-447E-8099-E47468E36148	xxx	XX	xxx	xxx	GA	11/3/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The account was previously delinquent; the reason for default was cited as death in the family. The borrower cured the delinquency of the account. An exterior evaluation was completed on 07/22/2016 reflecting an as-is value of $175,000.00.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as death in the family. The borrower cured the delinquency of the account. An exterior evaluation was completed on 07/22/2016 reflecting an as-is value of $175,000.00.
12/15/2016
72668722-AE63-44C9-837F-4822CAA25E60	xxx	XX	xxx	xxx	TN	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
An exterior BPO was completed on 05/27/2016 with an as is value of $97,000.  Comments on 06/20/2016 and 06/21/2016 indicate that the loan was declined for HAMP and Supplemental modification due to the loan not being in default or imminent default. Comments on 06/24/2016 indicate that the loan was declined for HAFA.

 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: An exterior BPO was completed on 05/27/2016 with an as is value of $97,000.  Comments on 06/20/2016 and 06/21/2016 indicate that the loan was declined for HAMP and Supplemental modification due to the loan not being in default or imminent default. Comments on 06/24/2016 indicate that the loan was declined for HAFA.
12/15/2016
A3BC9AD8-45E0-471C-A328-AF7D72EA4A9D	xxx	XX	xxx	xxx	OK	11/12/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016
F4FE6816-25E4-4166-8BD3-AE94AAE139E9	xxx	XX	xxx	xxx	MO	11/7/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016
4C166A7B-2EDF-47FC-8473-9A4EB225CDBB	xxx	XX	xxx	xxx	AR	10/28/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016
5619B70E-5816-4A79-9CFC-3BBA4803EC54	xxx	XX	xxx	xxx	IL	11/18/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016
2A170ED7-21A9-4268-80E4-1D84C8656EDB	xxx	XX	xxx	xxx	MI	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
12/15/2016

XX

Redacted Loan Number	Deal Name	Loan Number	xx ID	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comment
D3C3F6BC-5C0F-4729-88DA-CAF0376BDE9D	xxx	xxx	XX	xxx	MO	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
The account was previously approved for a modification 11/xx/2015 and the executed modification package was received and imaged on 12/xx/2015.  Commentary dated 12/29/2015 indicated that the loan was modified effective 12/xxx/2015, however, the terms of the modification were not detailed.
																							No		Current	No				9/1/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The account was previously approved for a modification 11/xx/2015 and the executed modification package was received and imaged on 12/xx/2015.  Commentary dated 12/29/2015 indicated that the loan was modified effective 12/xx/2015, however, the terms of the modification were not detailed.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

14135AA8-BECA-4F37-97B0-2CA7798CB97B	xxx	xxx	XX	xxx	NV	10/1/2016				Not Determined		Never			Never				Never				No		Current	No				9/1/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

A22B32EE-F5ED-4298-9CE4-A72AB7F5FD22	xxx	xxx	XX	xxx	OH	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Per commentary dated 9/1/2015 the loan was approved for a HAMP trial plan for payments in the amount of $478.60 beginning 9/XX/2015. As of 10/28/2015 all three trial payments were received and final modification documents were sent to the borrower on 11/xx/2015. The signed agreement was returned by the borrower and modification was completed on 11/xx/2015.
																							No		Current	No				9/1/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per commentary dated 9/1/2015 the loan was approved for a HAMP trial plan for payments in the amount of $478.60 beginning 9/XX/2015. As of 10/28/2015 all three trial payments were received and final modification documents were sent to the borrower on 11/xx/2015. The signed agreement was returned by the borrower and modification was completed on 11/xx/2015.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

0C89CD3C-28C4-40F4-B6A0-BCA374A0C5EE	xxx	xxx	XX	xxx	PA	9/1/2016				Not Determined		Never			Never				Never				No		Current	No	N/A			9/1/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

XXXX

Redacted Loan Number	Loan Number	xx ID	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
F78EB016-B2C4-4648-8AD4-D223D2D37E6B	xxx	XX	xxx	xxx	GA				Curtailment of Income	Not Determined		Never			Never				Previously	Payment Deferral
Commentary dated 01/01/2016 indicated the investor approved the account for a two month extension; the signed agreement was received from the borrower and the new next due date after extension was 01/XX/2016.
																							No		Collections	No
The last contact from the borrower was 09/09/2016 to make a payment in the amount of $450.09; and further advised will call back and make another payment 09/13/2016.  A property inspection dated 08/16/2016 was received however the occupancy status was not included in the results.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary dated 01/01/2016 indicated the investor approved the account for a two month extension; the signed agreement was received from the borrower and the new next due date after extension was 01/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The last contact from the borrower was 09/09/2016 to make a payment in the amount of $450.09; and further advised will call back and make another payment 09/13/2016.  A property inspection dated 08/16/2016 was received however the occupancy status was not included in the results.

939F7983-1466-4600-9798-C0603C10B0D2	xxx	XX	xxx	xxx	IL	8/1/2016	9/1/2015	10/18/2015		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Approved	Commentary reflects the subject account was previously modified.	No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/18/2015.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary reflects the subject account was previously modified.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

D7774B7D-4869-41E3-9E9F-B5BD70028809	xxx	XX	xxx	xxx	WI	8/1/2016			Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Approved	Commentary reflects the subject account was previously modified.	No		Collections	No			The account is due for 08/01/2016; reason for default is not disclosed.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Commentary reflects the subject account was previously modified.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account is due for 08/01/2016; reason for default is not disclosed.

CF42D5C9-D3B3-4B76-A4F2-1C25C09EF9A9	xxx	XX	xxx	xxx	VA	4/1/2016	9/1/2015	2/4/2016	Curtailment of Income	Occupied by Unknown		Never			Never				Currently	Loan Modification	Loan Modification- Trial Payments
Notes dated 02/01/2016 state that servicer was following up with borrower on modification paperwork that was started with the prior servicer. On 2/12/2016 the borrower was advised of rate increase effective 3/1/2016 to 7.98% which borrower advised was unaffordable and that they would submit loss mitigation application. A HAMP workout package was received from the borrower on 6/XX/2016. On 6/XX/2016 the servicer advised borrower of missing documents which borrower indicated they would send the following week. The loan was approved for a HAMP trial period and documentation was mailed to the borrower on 7/XX/2016. The borrower called on 7/XX/2016 to advise first trial payment was sent and payment posted to the account on 8/XX/2016. Per notes on 9/13/2016 the borrower called to follow up with trial payment for 9/2016 which was sent on 8/XX/2016. The servicer advised the payment was not yet received but to give the payment more time and call back the following week. Comments dated 6/6/2016 re
																							No		Loss Mitigation	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Notes dated 02/01/2016 state that servicer was following up with borrower on modification paperwork that was started with the prior servicer. On 2/XX/2016 the borrower was advised of rate increase effective 3/XX/2016 to 7.98% which borrower advised was unaffordable and that they would submit loss mitigation application. A HAMP workout package was received from the borrower on 6/XX/2016. On 6/XX/2016 the servicer advised borrower of missing documents which borrower indicated they would send the following week. The loan was approved for a HAMP trial period and documentation was mailed to the borrower on 7/XX/2016. The borrower called on 7/XX/2016 to advise first trial payment was sent and payment posted to the account on 8/XX/2016. Per notes on 9/13/2016 the borrower called to follow up with trial payment for 9/2016 which was sent on 8/XX/2016. The servicer advised the payment was not yet received but to give the payment more time and call back the following week. Comments dated 6/6/2016 re
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

EBCFD031-481E-49BF-B523-A2B364C142EF	xxx	XX	xxx	xxx	NY				Excessive Obligations	Owner		Never			Never				Currently	Loan Modification	Loan Modification- Trial Payments
On 3/XX/2016 the borrower requested a loan modification and needed help due to the payment increase. On 4/XX/2016 forms for modification were received and the loss mitigation package was sent to the borrower on 4/XX/2016. On 4/XX/2016 the borrower was advised documents received and a decision could take up to 30 days. The approved stipulation to modification documents were sent to the borrower on 5/XX/2016, a total of 3 stipulation payments effective 7/XX/2016 to 9/XX/2016, the final modification would be effective for 10/XX/2016. A trial payment was made 7/XX/2016. Borrower requested final stipulation payment date changed from 9/XX/2016 to 9/XX/2016. The comments of 7/27/2016 indicate that the final modification documents were sent to the borrower for signature.
																							No		Loss Mitigation	No
Per comments of 8/23/2016 loss mitigation attempted to contact the borrower to discuss the Title and the 4 judgements and 3 liens found, also the HOA Foreclosure in 2015. Per comments of 8/24/2016 the inspection was complete d on 8/23/2016 and the property was found to be owner occupied.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: On 3/XX/2016 the borrower requested a loan modification and needed help due to the payment increase. On 4/XX/2016 forms for modification were received and the loss mitigation package was sent to the borrower on 4/XX/2016. On 4/XX/2016 the borrower was advised documents received and a decision could take up to 30 days. The approved stipulation to modification documents were sent to the borrower on 5/XX/2016, a total of 3 stipulation payments effective 7/XX/2016 to 9/XX/2016, the final modification would be effective for 10/XX/2016. A trial payment was made 7/XX/2016. Borrower requested final stipulation payment date changed from 9/XX/2016 to 9/XX/2016. The comments of 7/XX/2016 indicate that the final modification documents were sent to the borrower for signature.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Per comments of 8/23/2016 loss mitigation attempted to contact the borrower to discuss the Title and the 4 judgements and 3 liens found, also the HOA Foreclosure in 2015. Per comments of 8/24/2016 the inspection was complete d on 8/23/2016 and the property was found to be owner occupied.

672F1441-DC1A-4CC2-AA4A-880E4B4F0A7F	xxx	XX	xxx	xxx	NC	8/1/2016	9/1/2015	2/4/2016	Curtailment of Income	Owner		Never			Never				Currently	Repayment Plan
On 8/30/2016 the borrower called to request a repayment plan for a down payment of $1,200.00 due September 2016 and monthly payments of $1,455.96 from 10/1/2016 to 1/1/2017. On 8/31/2016 the investor approved the repayment plan and repayment plan was set up. On 9/XX/2016 collections confirmed that down payment was received.
																							No		Loss Mitigation	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	On 8/30/16 borrower was advised that they needed to pay their Homeowners Insurance. Reinstatement was received on 9/7/2016.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: On 8/30/2016 the borrower called to request a repayment plan for a down payment of $1,200.00 due September 2016 and monthly payments of $1,455.96 from 10/1/2016 to 1/1/2017. On 8/31/2016 the investor approved the repayment plan and repayment plan was set up. On 9/8/2016 collections confirmed that down payment was received.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: On 8/30/16 borrower was advised that they needed to pay their Homeowners Insurance. Reinstatement was received on 9/7/2016.

BFCC8CA8-247B-4D58-89A8-21D1B020C05C	xxx	XX	xxx	xxx	PA	8/1/2016			Not Determined	Not Determined		Never			Never				Previously	Payment Deferral
Per commentary dated 10/19/2015 the investor approved a 2 month extension. Extension was applied to the account in 11/2015 bringing the loan next due for 12/1/2015. The loan had a previous modification as indicative by the HAMP incentives of $583.33 received on 09/XX/2014 and $250.00 received on 09/XX/2015.
																							No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per commentary dated 10/19/2015 the investor approved a 2 month extension. Extension was applied to the account in 11/2015 bringing the loan next due for 12/1/2015. The loan had a previous modification as indicative by the HAMP incentives of $583.33 received on 09/XX/2014 and $250.00 received on 09/XX/2015.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

283D0B03-B500-4953-8EFE-9FA135BE3FE0	xxx	XX	xxx	xxx	PA	8/1/2016			Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Per comments on 11/11/2015 the borrower sent in a HAMP package for review. On 11/12/2015 a letter was sent to the borrower requesting missing documents. The missing documents were received on 11/XX/2015. On 1/XX/2016 the borrower called in inquiring status of the modification and was advised the tax search and escrow analysis were still pending. On 3/XX/2016 the borrower was advised there was a delay from the tax office getting them the information even after numerous follow up attempts. The borrower advised they would call the tax office. The tax search was noted on 3/28/2016 as being completed. The comments on 4/6/2016 indicate that the HAMP Modification was denied for DTI being outside of the acceptable range and the denial letter was sent to the borrower on 4/XX/02016. Per comments of 4/18/2016 the borrower stated the income was not correct and the modification review was reopened as it was confirmed that the social security income was incorrectly grossed up. On 4/21/2016 the HAMP T
																							No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Per comments on 11/11/2015 the borrower sent in a HAMP package for review. On 11/XX/2015 a letter was sent to the borrower requesting missing documents. The missing documents were received on 11/XX/2015. On 1/XX/2016 the borrower called in inquiring status of the modification and was advised the tax search and escrow analysis were still pending. On 3/XX/2016 the borrower was advised there was a delay from the tax office getting them the information even after numerous follow up attempts. The borrower advised they would call the tax office. The tax search was noted on 3/28/2016 as being completed. The comments on 4/6/2016 indicate that the HAMP Modification was denied for DTI being outside of the acceptable range and the denial letter was sent to the borrower on 4/XX/02016. Per comments of 4/18/2016 the borrower stated the income was not correct and the modification review was reopened as it was confirmed that the social security income was incorrectly grossed up. On 4/XX/2016 the HAMP T
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6DE8F5CC-6F10-4DA8-AF20-93ABA65281FB	xxx	XX	xxx	xxx	TX	8/1/2016			Illness	Owner		Never			Never				Previously	Payment Deferral
The servicer received a signed deferral agreement on 7/XX/2016. A comment on 7/18/2016 indicated the July 2016 payment was deferred and would not be due until maturity. The comment indicated the due date was advanced to 8/XX/2016.
																							No		Collections	No
Comments stated on 8/24/2015 reason for default is illness. On 7/13/2016 the borrower stated was in the hospital for XX days and is retired, financials were updated. On 7/XX/2016 the borrowers July payment was deferred. The deferment was completed 8/XX/2016.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The servicer received a signed deferral agreement on 7/XX/2016. A comment on 7/18/2016 indicated the July 2016 payment was deferred and would not be due until maturity. The comment indicated the due date was advanced to 8/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments stated on 8/24/2015 reason for default is illness. On 7/XX/2016 the borrower stated was in the hospital for XX days and is retired, financials were updated. On 7/15/2016 the borrowers July payment was deferred. The deferment was completed 8/XX/2016.

28F6CDC4-3A5C-4341-868F-3478B6DDC98C	xxx	XX	xxx	xxx	ID	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
There is evidence of a prior completed loan modification.  Per the pay history on 02/XX/2015 and 02/XX/2016, HAMP incentive payments were applied to the account in the amount of $833.33 and $1000. Commentary also indicate that HAMP incentive payments have been posted to the account.  No other details are noted.
																							No		Current	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 02/27/2015 and 02/29/2016, HAMP incentive payments were applied to the account in the amount of $833.33 and $1000. Commentary also indicate that HAMP incentive payments have been posted to the account.  No other details are noted.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

00FB48FF-FB36-44CF-9118-B888606A3166	xxx	XX	xxx	xxx	CA	8/1/2016			Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
There is evidence of a prior completed loan modification.  Per the pay history on 10/XX/2014, a HAMP incentive payment was applied to the loan in the amount of $250.00.  No other details are noted about the prior completed loan modification during the review period.
																							No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 10/27/2014, a HAMP incentive payment was applied to the loan in the amount of $250.00.  No other details are noted about the prior completed loan modification during the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

797464D3-5AE4-4D80-9F5F-3BBCA7D6D70D	xxx	XX	xxx	xxx	NY	8/13/2016			Curtailment of Income	Owner		Never			Never				Never				Yes
A comment on 3/6/2015 indicated the borrower advised there was damages to the property. A comment on 3/24/2015 indicated the roof had caved in. A comment on 5/13/2015 indicated a claim had been denied because the damages were incurred due to deterioration, inadequate maintenance, and neglect. A comment on 5/2/2016 indicated the borrower was pursuing the claim and a comment on 7/5/2016 indicated the borrower hired a lawyer to deal with the claim.
																									Collections	Yes	Property Damage
A comment on 3/6/2015 indicated the borrower advised there was damages to the property. A comment on 3/24/2015 indicated the roof had caved in. A comment on 5/13/2015 indicated a claim had been denied because the damages were incurred due to deterioration, inadequate maintenance, and neglect. A comment on 5/2/2016 indicated the borrower was pursuing the claim and a comment on 7/5/2016 indicated the borrower hired a lawyer to deal with the claim.
																													A property inspection reported that as of 08/22/2016 the property is in original owner condition. A comment on 5/14/2016 indicated the borrower stated the co-borrower was deceased.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: A comment on 3/6/2015 indicated the borrower advised there was damages to the property. A comment on 3/24/2015 indicated the roof had caved in. A comment on 5/13/2015 indicated a claim had been denied because the damages were incurred due to deterioration, inadequate maintenance, and neglect. A comment on 5/2/2016 indicated the borrower was pursuing the claim and a comment on 7/5/2016 indicated the borrower hired a lawyer to deal with the claim.
 EXCEPTIONS: A comment on 3/6/2015 indicated the borrower advised there was damages to the property. A comment on 3/24/2015 indicated the roof had caved in. A comment on 5/13/2015 indicated a claim had been denied because the damages were incurred due to deterioration, inadequate maintenance, and neglect. A comment on 5/2/2016 indicated the borrower was pursuing the claim and a comment on 7/5/2016 indicated the borrower hired a lawyer to deal with the claim.
 ADDITIONAL INFORMATION: A property inspection reported that as of 08/22/2016 the property is in original owner condition. A comment on 5/14/2016 indicated the borrower stated the co-borrower was deceased.

187AC3C5-8A61-4A07-A151-989E7D5D8BDB	xxx	XX	xxx	xxx	LA	8/1/2016			Excessive Obligations	Not Determined		Never			Never				Never				Yes
Commentary dated 11/18/2015 indicated that multiple insurance claim checks were received for unspecified damages to the subject property with a date of loss of 10/XX/2015.  As of 09/10/2016, there is no evidence of the insurance claim being closed or repairs being completed.
																									Collections	Yes	Property Damage
Commentary dated 11/18/2015 indicated that multiple insurance claim checks were received for unspecified damages to the subject property with a date of loss of 10/XX/2015.  As of 09/10/2016, there is no evidence of the insurance claim being closed or repairs being completed.
																													The borrower previously submitted a payment dispute on 08/12/2015; the issue was resolved as of 08/17/2015, it was determined the payment increase was from an escrow shortage on the account.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: Commentary dated 11/18/2015 indicated that multiple insurance claim checks were received for unspecified damages to the subject property with a date of loss of 10/XX/2015.  As of 09/10/2016, there is no evidence of the insurance claim being closed or repairs being completed.
 EXCEPTIONS: Commentary dated 11/18/2015 indicated that multiple insurance claim checks were received for unspecified damages to the subject property with a date of loss of 10/XX/2015.  As of 09/10/2016, there is no evidence of the insurance claim being closed or repairs being completed.
 ADDITIONAL INFORMATION: The borrower previously submitted a payment dispute on 08/XX/2015; the issue was resolved as of 08/XX/2015, it was determined the payment increase was from an escrow shortage on the account.

315E1495-CA18-4BA8-A56E-8F29344A681C	xxx	XX	xxx	xxx	AR	8/1/2016			Not Determined	Owner		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

5392A275-0A37-4B66-BC35-429E84A10AE0	xxx	XX	xxx	xxx	AZ	8/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.	Per comments on 8/30/2016 a loan modification was completed on 5/XX/2011.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Per comments on 8/30/2016 a loan modification was completed on 5/XX/2011.

FD4C1478-195B-436B-BFD8-2F75D325A82E	xxx	XX	xxx	xxx	CA	9/1/2016	9/1/2015	2/3/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/3/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

DFEFCACB-CC50-4339-8036-7DFA481F7912	xxx	XX	xxx	xxx	CA	8/1/2016	9/1/2015	1/31/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/31/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

D88E7386-BE67-47A8-9500-FA5F21D4CEF2	xxx	XX	xxx	xxx	CA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No
On 11/06/15 comment indicate that the borrower had several XX surgeries. On 1/26/2016 the borrower stated that the loan was going to fall behind however it would be brought current in March 2016. The funds to bring the loan current were received on 3/XX/2016. Per the comments of 3/16/2016 the inspection results on 2/15/2016 stated that the property is a condo with no access.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: On 11/06/15 comment indicate that the borrower had several XX surgeries. On 1/XX/2016 the borrower stated that the loan was going to fall behind however it would be brought current in March 2016. The funds to bring the loan current were received on 3/XX/2016. Per the comments of 3/16/2016 the inspection results on 2/15/2016 stated that the property is a condo with no access.

CD69345B-E3D0-4435-B69D-52DCF74921E3	xxx	XX	xxx	xxx	CA	9/1/2016				Not Determined		Never			Never				Never				No		Current	No
Per the commentary on 2/24/2016 it was advised by the power of attorney that the tenant in the property will be making the payments.  Per the commentary on 8/11/2016, the delinquent taxes for 2014, 2015 and 2016 were paid in the amount of $8001.74 and will be charged back to the borrower.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Per the commentary on 2/24/2016 it was advised by the power of attorney that the tenant in the property will be making the payments.  Per the commentary on 8/11/2016, the delinquent taxes for 2014, 2015 and 2016 were paid in the amount of $8001.74 and will be charged back to the borrower.

C361F655-C82B-4305-8114-FC3126559D31	xxx	XX	xxx	xxx	CA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No			At the end of the review period on 9/10/2016, the notes indicate the loan is 30 days delinquent and is in collections status.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: At the end of the review period on 9/10/2016, the notes indicate the loan is 30 days delinquent and is in collections status.

0C944AE7-DA5D-4EF0-8CFA-2F784BC99ACC	xxx	XX	xxx	xxx	CO	8/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

849C4973-D86F-4394-9D16-159201334C36	xxx	XX	xxx	xxx	DC	8/1/2016	9/1/2015	12/31/2015	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 12/31/2015.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

D3A11670-605F-4D21-8E44-D632E101D417	xxx	XX	xxx	xxx	FL	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

BCA7DA6A-C09E-4BB5-A50D-59EDED23CE16	xxx	XX	xxx	xxx	FL	8/1/2016	9/1/2015	2/11/2016	Illness	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

9F4A00BC-A5C7-4553-B3D7-8B4E808F0D6C	xxx	XX	xxx	xxx	FL	9/1/2016	9/1/2015	7/19/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.
The 45 day delinquency letter was sent on 8/10/2016; however, a payment was accepted on 8/17/2016 and as such, the due date advanced and breach was removed. The latest property inspection was ordered on 9/8/2016.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The 45 day delinquency letter was sent on 8/10/2016; however, a payment was accepted on 8/17/2016 and as such, the due date advanced and breach was removed. The latest property inspection was ordered on 9/8/2016.

57B75D68-29D6-4B86-9D75-979E6BC03F0B	xxx	XX	xxx	xxx	FL	9/1/2016	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

3E77D604-4AD7-42DC-BA3E-D0340561EC01	xxx	XX	xxx	xxx	IL	8/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.	The account is reporting as delinquent; the reason for default is not cited. A 45 Day Delinquent Letter was mailed on 09/10/2016.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account is reporting as delinquent; the reason for default is not cited. A 45 Day Delinquent Letter was mailed on 09/10/2016.

A371C1BA-9867-44CE-B6F6-12C7A3D3E47B	xxx	XX	xxx	xxx	IN	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

4B35F0FB-DA6C-4E75-8555-B27860ADEEF6	xxx	XX	xxx	xxx	IN	9/1/2016				Not Determined		Never			Never				Never				No		Current	No			The 8/17/16 inspection results did not specify if owner occupied or unknown. Per the comments on 9/10/16 the borrower is now current. A payment was made on 8/31/16.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The 8/17/16 inspection results did not specify if owner occupied or unknown.  Per the comments on 9/10/16 the borrower is now current.  A payment was made on 8/31/16.

6417E67A-BF73-41AD-8FA5-11AF026F8B00	xxx	XX	xxx	xxx	LA	8/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.	Comments on 09/08/2016 indicate that a property inspection was requested. As of 09/14/2016, the property inspection results have not been received.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Comments on 09/08/2016 indicate that a property inspection was requested.  As of 09/14/2016, the property inspection results have not been received.

1DECC7A1-85BC-4CBC-92BF-D675B549C5DB	xxx	XX	xxx	xxx	MD	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

E831551F-E6CA-46B7-A5B4-607BD0CD9750	xxx	XX	xxx	xxx	MI	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

78602E65-857A-4978-B89D-A47438496DD9	xxx	XX	xxx	xxx	MI	8/1/2016	9/1/2015	11/24/2015	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.	The account is reported as 30 days delinquent; reason for default is not cited.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The account is reported as 30 days delinquent; reason for default is not cited.

7292F972-AD7A-4E1E-AB92-08FE5DE05906	xxx	XX	xxx	xxx	MS	7/15/2016	9/1/2015	2/4/2016	Illness	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

935785A0-7F38-4FD3-B709-2AEE61260547	xxx	XX	xxx	xxx	NV	8/1/2016	9/1/2015	1/18/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

D41C7CE2-DA05-42F8-82A0-CCF76E88EEEE	xxx	XX	xxx	xxx	NY	9/1/2016				Not Determined		Never			Never				Never				No		Current	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

F481404D-6768-4818-B3E3-53C373AF100E	xxx	XX	xxx	xxx	PA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

95070AFC-51EF-4CAF-9594-DB931A0CDB14	xxx	XX	xxx	xxx	PA	8/1/2016			Illness	Owner		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

8B5B8D0B-9430-4D1C-AB0D-DBF75602D885	xxx	XX	xxx	xxx	PA	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

F12609E1-B263-428D-BEDF-D06CBBAF747F	xxx	XX	xxx	xxx	TX	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

80E57E91-C981-4308-87AE-2F26810D0DF4	xxx	XX	xxx	xxx	TX	8/1/2016			Curtailment of Income	Owner		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

4704B71C-61AA-4E84-BEE7-14CFD54AAE44	xxx	XX	xxx	xxx	TX	8/1/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No
The loan had been modified prior to the servicing review period. It was indicated on 7/25/2016 that the borrower had not been sending in full contractual payments the last year, causing the account to continue to be behind by one month.  The servicer was unable to contact the borrower due to a cease and desist on the account.  On 9/13/2016, it was indicated that there had been a prior error with escrow, and credit reporting had been waived.  The loan continues to remain one month delinquent.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The loan had been modified prior to the servicing review period. It was indicated on 7/25/2016 that the borrower had not been sending in full contractual payments the last year, causing the account to continue to be behind by one month.  The servicer was unable to contact the borrower due to a cease and desist on the account.  On 9/13/2016, it was indicated that there had been a prior error with escrow, and credit reporting had been waived.  The loan continues to remain one month delinquent.

F340A1F4-0860-4689-9CA2-784685BE9B7C	xxx	XX	xxx	xxx	WA	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

E7137568-05D0-4060-98CC-3214ACD7B672	xxx	XX	xxx	xxx	WA		9/1/2015	10/21/2015	Unable to Contact Borrower	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/21/2015.
Commentary dated 08/01/2016 indicated the account was 60 days past due.  There was no contact established with the borrower during the review period.  A property inspection dated 04/16/2016 was received however the occupancy status was not included in the results.
8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Commentary dated 08/01/2016 indicated the account was 60 days past due.  There was no contact established with the borrower during the review period.  A property inspection dated 04/16/2016 was received however the occupancy status was not included in the results.

9AF99B34-B53F-46B6-AC67-E49292DD93E3	xxx	XX	xxx	xxx	WV	9/1/2016				Not Determined		Never			Never				Never				No		Current	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

EC08038B-B849-4A99-A7F0-28EDDB71F18E	xxx	XX	xxx	xxx	CA	8/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments dated 7/27/2016 a HAMP incentive payment was posted to the account.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments dated 7/27/2016 a HAMP incentive payment was posted to the account.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

D2BE6D29-5B8A-4E0E-B1CE-0CF9912DC67D	xxx	XX	xxx	xxx	UT	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments there were several HAMP incentives posted.	No		Current	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: This account was approved for a HAMP modification prior to the servicing review period. Per servicing comments there were several HAMP incentives posted.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

9DF52F7B-E586-4A7C-B5C2-D280041B0ADB	xxx	XX	xxx	xxx	AZ	9/1/2016				Not Determined		Never			Previously	7	5/XX/2016	A chapter 7 bankruptcy Case #xxx was filed on xxx and was discharged on xxx; no evidence of reaffirmation of debt	Never				No		Current	No			The most recent property inspection was requested on 09/08/2016. As of 09/10/2016, the property inspection results have not been received.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: A chapter 7 bankruptcy Case #XX was filed on 05/XX/2016 and was discharged on 08/XX/2016; no evidence of reaffirmation of debt
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: The most recent property inspection was requested on 09/08/2016. As of 09/10/2016, the property inspection results have not been received.

60C923A9-CF3E-4587-96B9-E7E4032C8DC8	xxx	XX	xxx	xxx	CA	9/1/2016	9/1/2015	2/4/2016		Not Determined		Never			Previously	13
Commentary dated 02/05/2016 indicated the borrower filed for a chapter 13 bankruptcy (case number not provided) on xxx; it was further noted on 02/17/2016 the Plan Confirmed xxx and the Proof of Claim was filed xxx.  It was referenced on 09/10/2016 that the principal balance was discharged through the bankruptcy on xxx and the open workstation was closed xxx.
																			Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Commentary dated 02/05/2016 indicated the borrower filed for a chapter 13 bankruptcy (case number not provided) on xxx; it was further noted on xxx the Plan Confirmed xxx and the Proof of Claim was filed xxx.  It was referenced on 09/10/2016 that the principal balance was discharged through the bankruptcy on xxx and the open workstation was closed xxx.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

90F18FF1-3A91-4A58-89AB-B39E7F0C9EE9	xxx	XX	xxx	xxx	CA	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never			Previously		4/XX/2013	Comments dated 7/20/2016 indicate the borrower previously filed for bankruptcy on xxx and the case was discharged on xxx.	Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 9/11/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: Comments dated 7/20/2016 indicate the borrower previously filed for bankruptcy onxxx and the case was discharged on xxx.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

7423EB8D-93C9-45E7-952F-E0A8C744F092	xxx	XX	xxx	xxx	MD	9/1/2016	9/1/2015	7/20/2016	Not Determined	Not Determined		Never			Currently	13	5/XX/2016
The borrower filed for a Chapter 13 bankruptcy plan on xxx; however, an order denying confirmation of Chapter 13 plan with leave to amend was entered on xxx. The amended Chapter 13 plan is due by xxx and a confirmation hearing is set for xxx.
																			Never				No		Bankruptcy Ch.13	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/20/2016.	Skip tracing was completed on 8/1/2016, a mobile number found; however, no contact was made.	8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: The borrower filed for a Chapter 13 bankruptcy plan onxxx; however, an order denying confirmation of Chapter 13 plan with leave to amend was entered on xxx. The amended Chapter 13 plan is due by xxx and a confirmation hearing is set for xxx.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Skip tracing was completed on 8/1/2016, a mobile number found; however, no contact was made.

2B109B32-D9B1-44F6-AF54-D4609E33BD3A	xxx	XX	xxx	xxx	TN	8/1/2016	9/1/2015	6/30/2016	Not Determined	Not Determined		Never			Previously		10/XX/2012	The comment on 7/20/2016 states the borrower filed a bankruptcy on xxx and was discharged on xxx. There is no further information provided on the prior bankruptcy in available commentary.	Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 6/30/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: The comment on 7/20/2016 states the borrower filed a bankruptcy on xxx and was discharged on xxx.  There is no further information provided on the prior bankruptcy in available commentary.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

2E95C746-7F6C-49BF-9B56-E564D1AA875E	xxx	XX	xxx	xxx	KS	8/1/2016	9/1/2015	2/11/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	The account was previously modified outside the reviewer period; commentary dated 07/27/2016, 06/27/2016, 05/27/2016, and 04/27/2016 reference HAMP incentives being applied to the account.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/11/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: The account was previously modified outside the reviewer period; commentary dated 07/27/2016, 06/27/2016, 05/27/2016, and 04/27/2016 reference HAMP incentives being applied to the account.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

XXXXX

Redacted Loan Number	Loan Number	xx ID	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
7A9B9505-0A5C-4B8A-B85A-5FDEB5BF8254	xxx	XX	xxx	PA	Current	5/1/2016	Not Determined	Owner		Previously		7	Per commentary dated 3/22/2016 the borrower previously filed a chapter 7 bankruptcy which has been discharged; no further information was provided.	Never			Never	No		No
BANKRUPTCY: Per commentary dated 3/22/2016 the borrower previously filed a chapter 7 bankruptcy which has been discharged; no further information was provided.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

01F8A30E-E305-432E-943D-165F1862B9D6	xxx	XX	xxx	MO	Current	5/1/2016	Curtailment of Income	Owner		Never				Previously	Close and Bill	Foreclosure referral date is unknown. Foreclosure was closed and billed due to completed modification on xxx and has subsequently re-defaulted.	Previously	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: Foreclosure referral date is unknown. Foreclosure was closed and billed due to completed modification onxxx and has subsequently re-defaulted.
LOSS MITIGATION: A loan modification was completed on this loan with an effective date n xfxx5. The new UPB was $231,412.47 with an interest rate of 7.64 percent. There is a balloon/deferred amount of $7,998.36 with a maturity date of xxx.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

DC25B419-A0FF-4C55-972F-689119E94C10	xxx	XX	xxx	IN	Collections	4/26/2016	Not Determined	Owner		Never				Previously	Close and Bill	The borrower reinstated the loan and close and bill was instructed xxx; however, file was not verified closed and billed by attorney until xxx.	Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: The borrower reinstated the loan and close and bill was instructed xxx; however, file was not verified closed and billed by attorney until xxx.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

22834E95-FB50-4378-83C6-30B538338CFD	xxx	XX	xxx	PA	Current	6/1/2016	Illness	Owner		Never				Never			Previously	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: The servicer documents on 10/2/2015 during a conversation with the borrower that the loan was modified last year and could not be modified again. There is no further information regarding the completed modification.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

EEE839E5-68AB-4F65-BA10-CB5C5D089435	xxx	XX	xxx	LA	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

89BAEADF-DDE1-4331-985C-4EC7DE75674E	xxx	XX	xxx	VA	Current	6/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

5DC38F0D-723B-4708-9E29-7FAB2DE8155A	xxx	XX	xxx	PA	Current	5/1/2016	Curtailment of Income			Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

5AF9A04E-2B22-4BD8-84E6-97EA47388636	xxx	XX	xxx	FL	Current	5/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

66A5F2A0-6C7F-4435-B43C-78475E158024	xxx	XX	xxx	IL	Current	5/1/2016	Not Determined	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

C02A314F-9E6C-4A51-8E8D-DCD9EB054E19	xxx	XX	xxx	PA	Current	5/1/2016	Not Determined	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

88B6FB90-5288-4BE5-A957-652657BF3825	xxx	XX	xxx	CA	Current	6/10/2016	Not Determined	Occupied by Unknown		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

6D596493-4231-4716-A0A8-96D2D0006ECD	xxx	XX	xxx	TX	Current	5/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

D3A095AB-9004-4B29-82F8-1759E73052E6	xxx	XX	xxx	MI	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

06CEBE05-60BF-4A5E-8B83-293A07186F73	xxx	XX	xxx	FL	Current	5/1/2016	Not Determined	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.
ADDITIONAL INFORMATION: Property inspections report property is owner occupied; however, repeated conversation with the borrower reflects the property is occupied by tenants. Notes dated 5/13/2016 reflects unspecified damages have been repaired and no longer any issues.

85B82A4A-615C-4B10-928D-E0920B755D64	xxx	XX	xxx	IL	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

64B426AE-F48D-418A-B777-AC734C28C195	xxx	XX	xxx	FL	Current	5/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

CAEFCA9F-FC6A-4599-8F97-C5A0737939E6	xxx	XX	xxx	IL	Current	5/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

B6C82003-B447-4EF2-A613-2CD791384BBF	xxx	XX	xxx	CA	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

CC3DA6BD-0A73-43C6-A873-285970E3796E	xxx	XX	xxx	IL	Current	5/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

325588E9-C89E-44F0-9E66-096B184602B2	xxx	XX	xxx	CA	Loss Mitigation	6/1/2016	Death of Family Member	Owner		Never				Never			Currently	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION:Per commentary on 5/25/2016 the borrower was set up on a Repayment Plan through xxx to bring account current.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.